UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05904

ELFUN MONEY MARKET FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/13

Item 1.	Schedule of Investments

Elfun Money Market Fund

Schedule of Investments (dollars in thousands)—March 31, 2013 (Unaudited)

Short-Term Investments—99.9% †		Principal Amount	Amortized Cost
U.S. Treasuries—21.2%
United States Treasury Bills
0.08%	04/25/13	$6,150	$6,150	(b)
0.12%	07/05/13	130	130	(b)
United States Treasury Notes
0.13%	08/31/13	1,850	1,850
0.38%	06/30/13 - 07/31/13	4,350	4,353
0.50%	05/31/13	4,250	4,252
0.63%	04/30/13	3,050	3,051
0.75%	08/15/13	6,700	6,716
1.13%	06/15/13	4,000	4,008
1.38%	05/15/13	2,700	2,704
3.13%	04/30/13	2,150	2,155
			35,369
U.S. Government Agency Obligations—23.8%
Fannie Mae Discount Notes
0.08%	04/24/13	3,050	3,050	(b)
0.09%	05/20/13	3,400	3,400	(b)
0.11%	07/15/13	2,350	2,349	(b)
0.12%	06/12/13	3,950	3,949	(b)
0.16%	04/01/13	850	850	(b)
Federal Home Loan Bank Discount Notes
0.07%	04/05/13	1,150	1,150	(b)
0.08%	04/19/13	4,100	4,100	(b)
0.09%	06/19/13	2,900	2,899	(b)
0.11%	05/17/13	1,700	1,700	(b)
0.13%	04/17/13	5,600	5,600	(b)
Federal Home Loan Banks
0.12%	08/19/13	1,350	1,350
0.14%	06/17/13	2,350	2,350
Federal Home Loan Mortgage Corp
0.15%	06/17/13	1,150	1,150	(d)
Freddie Mac Discount Notes
0.08%	05/06/13	2,600	2,600	(b)
0.13%	04/15/13	1,700	1,700	(b)
0.14%	06/17/13	1,650	1,649	(b)
			39,846
Commercial Paper—16.1%
Australia & New Zealand Banking Group Ltd
0.19%	06/07/13	3,050	3,049	(b)
BHP Billiton Finance USA Ltd
0.14%	04/02/13	1,100	1,100	(b)
0.15%	04/22/13	1,900	1,900	(b)
Commonwealth Bank of Australia
0.22%	05/08/13	3,300	3,300	(d)
DNB Bank ASA
0.21%	06/18/13	2,800	2,799	(b)

JPMorgan Chase & Co
0.23%	08/12/13	1,750	1,748	(b)
0.25%	04/08/13	1,900	1,900	(b)
KFW
0.20%	07/05/13	3,350	3,348	(a,b)
Nordea Bank AB
0.19%	06/11/13	2,300	2,299	(b)
Procter & Gamble Co/The
0.12%	04/17/13	1,550	1,550	(b)
0.16%	08/01/13	2,300	2,299	(b)
Wal-Mart Stores Inc.
0.13%	06/19/13	1,700	1,699	(b)
			26,991
Repurchase Agreement—15.4%
Barclays Capital Inc. U.S. Treasury Repo 0.15% dated 3/31/13, to be repurchased at $10,200 on 04/01/13 collateralized by $10,404 U.S.Treasury Bond, 0.75% , maturing on 06/30/17.	04/01/13	10,200	10,200
Deutsche Bank Securities, Inc. Gov Agcy Repo 0.20% dated 03/31/13, to be repurchased at $2,600 on 04/01/13 collateralized by $2,652 U.S. Government Agency Bond, 0.45%, maturing 11/24/15.	04/01/13	2,600	2,600
Goldman Sachs & Co. Gov Agcy Repo 0.18% dated 03/31/13, to be repurchased at $7,300 on 04/01/13 collateralized by $7,450 U.S. Government Agency Bond, 4.13%, maturing 12/13/19.	04/01/13	7,300	7,300
HSBC Securities (USA) Inc. Gov Agcy Repo 0.17% dated 03/31/13, to be repurchased at $450 on 04/01/13 collateralized by $461 U.S. Government Agency Bond, 0.60%, maturing 08/28/13.	04/01/13	450	450
J.P. Morgan Securities LLC 1Wk U.S. Treasury Repo 0.12% dated 3/31/13, to be repurchased at $5,200 on 04/01/13 collateralized by $5,304 U.S.Treasury Bond, 6.13% , maturing on 11/15/27.	04/03/13	5,200	5,200
			25,750
Corporates—7.3%
Inter-American Development Bank Discount Notes
0.10%	04/18/13	3,500	3,500	(b)
Johnson & Johnson
0.70%	05/15/13	950	951
Novartis Capital Corp
1.90%	04/24/13	1,100	1,101
Royal Bank of Canada
1.13%	01/15/14	850	856
Westpac Banking Corp
0.66%	09/16/13	2,350	2,355	(a,d)
World Bank Discount Notes
0.12%	05/09/13	3,450	3,450	(b)
			12,213

Certificate of Deposit—16.0%
Bank of Montreal
0.18%	04/04/13	2,600	2,600
Bank of Nova Scotia/Houston
0.28%	06/13/13	3,500	3,500	(d)
Barclays PLC
0.18%	04/15/13	2,800	2,800
National Australia Bank Ltd/New York
0.23%	04/30/13	3,300	3,300	(d)
Royal Bank of Canada/New York NY
0.42%	04/10/13	2,400	2,400	(d)
Skandinaviska Enskilda Banken AB
0.30%	04/08/13	2,550	2,550
Standard Chartered PLC
0.28%	05/10/13	3,350	3,350
Svenska Handelsbanken AB
0.22%	04/30/13	1,500	1,500
0.28%	04/15/13	2,050	2,050
Toronto Dominion Bank
0.19%	04/16/13	2,700	2,700
			26,750
Time Deposit—0.1%
State Street Corp
0.01%	04/01/13	157	157	(c)

Total Short-Term Investments (Cost $167,076)			167,076

Other Assets and Liabilities, net—0.1%			115

NET ASSETS—100.0%			$167,191

Notes to Schedules of Investments (dollars in thousands)—March 31, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, this security amounted to $5,703 or 3.41% of the net assets of the Elfun Money Market Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b)	Coupon amount represents effective yield.

(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the funds’ custodian and accounting agent.

(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2013.

†	Percentages are based on net assets as of March 31, 2013.

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

Portfolio securities of the Fund are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2013:

(Dollars in thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Money Market Fund	Investments in Securities †
	U.S. Treasuries	$—	$35,369	$—	$35,369
	U.S. Government Agency Obligations	—	39,846	—	39,846
	Commercial Paper	—	26,991	—	26,991
	Repurchase Agreements	—	25,750	—	25,750
	Corporate Notes	—	12,213	—	12,213
	Certificates of Deposit	—	26,750	—	26,750
	Time Deposit	—	157	—	157

	Total Investments in Securities	$—	$167,076	$—	$167,076

†	See Schedule of Investments for Industry Classification

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2013, information on the tax cost of investments was as follows (Dollars in thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Elfun Money Market Fund	$167,076	$—	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Money Market Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2013

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 24, 2013